COMBINED AND CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
COMBINED AND CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS
Net income	¥ 2,501,304	$ 359,290	¥ 1,193,311	¥ 164,865
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment	21,223	3,048	3,683
Other comprehensive income	21,223	3,048	3,683
Total comprehensive income	2,522,527	362,338	1,196,994	164,865
Net loss attributable to non-controlling interests	291	42
Deemed dividend			(3,097,733)
Comprehensive income (loss) attributable to ordinary shareholders	¥ 2,522,818	$ 362,380	¥ (1,900,739)	¥ 164,865